Trade and Other Payables - Schedule of Aging Analysis of Trade Payables (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Aging Analysis of Trade Payables [Line Items]
Total trade payables	RM 9,730,696	$ 2,302,741	RM 14,089,238	[1]
Within 3 months [Member]
Schedule of Aging Analysis of Trade Payables [Line Items]
Total trade payables	3,488,221	825,477	13,892,154
More than 3 months but within 6 months [Member]
Schedule of Aging Analysis of Trade Payables [Line Items]
Total trade payables	3,775,862	893,547	1,226
More than 6 months but within 1 year [Member]
Schedule of Aging Analysis of Trade Payables [Line Items]
Total trade payables	2,390,336	565,666	139,580
More than 1 year [Member]
Schedule of Aging Analysis of Trade Payables [Line Items]
Total trade payables	RM 76,277	$ 18,051	RM 56,278

[1]	An aging analysis of the trade payables as of December 31, 2024 and June 30, 2025 are as follows: